Related parties - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related parties
Share-based expense	€ 10,714	€ 19,110	€ 11,820
Supervisory Board Directors
Related parties
Compensation received for their services	482	431	392
Share-based expense	€ 280	€ 1,370	€ 847